Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001786318
Registrant Name	International Battery Metals Ltd.
Registration File Number	333-286616
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES